Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of intangible assets [Abstract]
Copyrights of online education academy courses	$ 16,600,000	$ 32,198,770
Less: Accumulated amortization	(2,633,917)	(6,631,812)
Intangible assets, net	$ 13,966,083	$ 25,566,958